Note 29 Capital ratios (Details) - EUR (€) € in Millions	Jun. 30, 2022 [1]	Dec. 31, 2021
Capital ratios [Line Items]
Eligible common equity tier 1 capital	€ 41,555	€ 39,949
Eligible additional tier 1 capital	5,264	5,737
Eligible tier 2 capital	6,833	7,383
Risk weighted assets	€ 330,819	€ 307,795
Common tier 1 capital ratio	12.56%	12.98%
Additional tier 1 capital ratio	1.59%	1.86%
Tier 1 capital ratio	14.15%	14.84%
Tier 2 capital ratio	2.07%	2.40%
Total capital ratio	16.22%	17.24%

[1]	(*) Provisional data.